DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI USA ESG Leaders Equity ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Communication Services - 9.0%
Alphabet, Inc., Class A*	1,040,102	$105,039,901
Alphabet, Inc., Class C*	963,750	97,772,437
Electronic Arts, Inc.	48,517	6,345,053
Interpublic Group of Cos., Inc.	67,961	2,335,140
Lumen Technologies, Inc.(a)	158,202	865,365
Sirius XM Holdings, Inc.(a)	134,797	874,833
Take-Two Interactive Software, Inc.*	27,868	2,945,369
Verizon Communications, Inc.	729,790	28,447,214
Walt Disney Co.*	316,796	31,004,824
Warner Bros Discovery, Inc.*	400,375	4,564,275
ZoomInfo Technologies, Inc.*	45,121	1,290,461

(Cost $276,350,370)		281,484,872

Consumer Discretionary - 10.5%
Advance Auto Parts, Inc.	10,776	1,627,068
Aptiv PLC*	47,015	5,015,090
Best Buy Co., Inc.	36,952	3,152,006
BorgWarner, Inc.	41,402	1,759,999
Burlington Stores, Inc.*(a)	11,910	2,330,549
CarMax, Inc.*(a)	27,391	1,899,840
eBay, Inc.	96,686	4,393,412
Genuine Parts Co.	24,464	4,484,985
Hasbro, Inc.	22,119	1,389,516
Hilton Worldwide Holdings, Inc.	47,988	6,844,048
Home Depot, Inc.	177,885	57,632,961
Lear Corp.	10,127	1,460,718
LKQ Corp.	46,794	2,542,318
Lowe’s Cos., Inc.	107,863	22,926,281
Lululemon Athletica, Inc.*	20,316	7,726,378
McDonald’s Corp.	128,274	34,991,864
MercadoLibre, Inc.*	7,866	7,323,128
Newell Brands, Inc.	70,013	908,069
NIKE, Inc., Class B	220,167	24,150,118
Pool Corp.	6,848	2,255,800
Rivian Automotive, Inc., Class A*	54,042	1,731,506
Target Corp.	80,581	13,462,668
Tesla, Inc.*	462,733	90,094,115
TJX Cos., Inc.	202,754	16,230,458
Tractor Supply Co.	19,337	4,376,156
Ulta Beauty, Inc.*	9,009	4,187,743
Vail Resorts, Inc.	6,816	1,755,393
VF Corp.	56,972	1,869,821

(Cost $275,230,603)		328,522,008

Consumer Staples - 7.0%
Bunge Ltd.	26,219	2,748,800
Campbell Soup Co.	36,435	1,955,466
Clorox Co.	20,356	3,025,919
Coca-Cola Co.	713,008	45,354,439
Colgate-Palmolive Co.	139,589	10,815,356
Conagra Brands, Inc.	82,694	3,140,718
Estee Lauder Cos., Inc., Class A	40,062	9,446,219
General Mills, Inc.	104,025	8,873,332
Hormel Foods Corp.	49,976	2,348,872
Kellogg Co.	43,745	3,191,198
Keurig Dr Pepper, Inc.	134,480	5,200,342
Kimberly-Clark Corp.	58,140	7,885,528
Kroger Co.	121,867	5,994,638
McCormick & Co., Inc.	43,604	3,714,189
PepsiCo, Inc.	239,798	44,484,927
Procter & Gamble Co.	414,953	61,894,389

(Cost $185,510,279)		220,074,332

Energy - 2.7%
Baker Hughes Co.	174,036	5,050,525
Cheniere Energy, Inc.	39,961	7,007,561
Halliburton Co.	154,342	5,848,018
HF Sinclair Corp.	28,306	1,764,596
Kinder Morgan, Inc.	349,613	6,684,601
Marathon Petroleum Corp.	86,563	10,544,239
ONEOK, Inc.	76,670	5,130,756
Phillips 66	82,715	8,969,615
Schlumberger N.V.	244,051	12,580,829
Targa Resources Corp.	37,275	2,772,887
Valero Energy Corp.	68,476	9,149,763
Williams Cos., Inc.	210,708	7,311,568

(Cost $63,143,310)		82,814,958

Financials - 11.4%
Aflac, Inc.	106,832	7,684,426
Allstate Corp.	46,927	6,283,525
Ally Financial, Inc.	57,557	1,554,615
American Express Co.	111,399	17,555,368
American International Group, Inc.	132,136	8,339,103
Ameriprise Financial, Inc.	19,083	6,334,602
Annaly Capital Management, Inc. REIT(a)	81,260	1,760,904
Arch Capital Group Ltd.*	65,334	3,914,160
Arthur J Gallagher & Co.	35,884	7,144,863
Assurant, Inc.	9,341	1,197,703
Bank of New York Mellon Corp.	131,803	6,049,758
BlackRock, Inc.	26,244	18,790,704
Carlyle Group, Inc.	33,808	1,053,795
Cboe Global Markets, Inc.	18,417	2,336,012
Charles Schwab Corp.	252,705	20,858,271
Chubb Ltd.	72,510	15,922,471
Citizens Financial Group, Inc.	84,746	3,591,536
CME Group, Inc.	61,969	10,937,529
Discover Financial Services	49,185	5,329,687
Equitable Holdings, Inc.	67,124	2,130,516
FactSet Research Systems, Inc.	6,386	2,945,798
First Republic Bank	31,717	4,047,406
Franklin Resources, Inc.	54,110	1,450,689
Hartford Financial Services Group, Inc.	57,285	4,374,856
Huntington Bancshares, Inc.	249,090	3,855,913
Intercontinental Exchange, Inc.	96,922	10,497,622

Invesco Ltd.	58,836	1,124,356
KeyCorp	159,017	2,991,110
Lincoln National Corp.	27,784	1,081,909
Loews Corp.	36,618	2,129,337
LPL Financial Holdings, Inc.	13,727	3,249,318
MarketAxess Holdings, Inc.	6,510	1,744,159
Marsh & McLennan Cos., Inc.	86,778	15,028,214
Moody’s Corp.	28,746	8,574,069
Morgan Stanley	223,760	20,825,343
Nasdaq, Inc.	59,709	4,087,678
Northern Trust Corp.	34,029	3,168,440
PNC Financial Services Group, Inc.	72,232	12,153,756
Principal Financial Group, Inc.	45,318	4,064,118
Progressive Corp.	100,891	13,332,746
Prudential Financial, Inc.	65,045	7,026,811
Raymond James Financial, Inc.	32,795	3,833,736
Regions Financial Corp.	159,878	3,710,768
S&P Global, Inc.	59,218	20,892,110
State Street Corp.	63,160	5,031,957
SVB Financial Group*	10,120	2,345,614
Synchrony Financial	83,636	3,143,041
T. Rowe Price Group, Inc.(a)	39,075	4,880,858
Travelers Cos., Inc.	41,669	7,909,193
Truist Financial Corp.	229,256	10,731,473
US Bancorp	243,352	11,045,747
Webster Financial Corp.	30,761	1,671,553
Willis Towers Watson PLC	19,091	4,699,441

(Cost $302,808,400)		356,418,687

Health Care - 15.8%
ABIOMED, Inc.*	7,948	3,002,675
Agilent Technologies, Inc.	51,737	8,018,200
Align Technology, Inc.*	13,221	2,600,042
AmerisourceBergen Corp.	26,635	4,546,328
Amgen, Inc.	92,466	26,482,262
Baxter International, Inc.	86,732	4,902,960
Biogen, Inc.*	25,315	7,725,378
BioMarin Pharmaceutical, Inc.*	31,927	3,223,988
Bio-Techne Corp.	26,628	2,263,114
Bristol-Myers Squibb Co.	371,013	29,784,924
Cardinal Health, Inc.	45,698	3,663,609
Catalent, Inc.*	28,335	1,420,434
Cigna Corp.	52,972	17,421,961
DaVita, Inc.*	10,079	743,125
DENTSPLY SIRONA, Inc.	38,317	1,159,472
Dexcom, Inc.*	66,924	7,781,923
Edwards Lifesciences Corp.*	107,486	8,303,293
Elanco Animal Health, Inc.*	72,987	939,343
Elevance Health, Inc.	41,528	22,131,102
Eli Lilly & Co.	140,345	52,079,223
Gilead Sciences, Inc.	216,060	18,976,550
HCA Healthcare, Inc.	39,901	9,585,018
Hologic, Inc.*	42,454	3,233,297
Humana, Inc.	21,832	12,005,417
IDEXX Laboratories, Inc.*	14,585	6,211,314
Illumina, Inc.*	27,034	5,895,575
Insulet Corp.*	12,031	3,601,720
Jazz Pharmaceuticals PLC*	10,625	1,667,169
Johnson & Johnson	456,834	81,316,452
Laboratory Corp. of America Holdings	16,045	3,862,031
Merck & Co., Inc.	440,183	48,472,952
Mettler-Toledo International, Inc.*	3,896	5,725,406
Novocure Ltd.*(a)	16,339	1,255,489
Quest Diagnostics, Inc.	20,343	3,088,678
ResMed, Inc.	25,037	5,763,517
STERIS PLC	17,773	3,301,157
Teleflex, Inc.	8,098	1,895,904
Thermo Fisher Scientific, Inc.	67,892	38,034,456
Vertex Pharmaceuticals, Inc.*	44,566	14,100,682
Waters Corp.*	10,399	3,604,293
West Pharmaceutical Services, Inc.	12,752	2,992,384
Zoetis, Inc.	81,431	12,551,774

(Cost $403,960,788)		495,334,591

Industrials - 8.7%
3M Co.	95,659	12,050,164
A O Smith Corp.	22,741	1,381,288
Allegion PLC	15,357	1,745,323
AMERCO*	16,604	1,048,875
C.H. Robinson Worldwide, Inc.(a)	21,947	2,199,528
Carrier Global Corp.	147,168	6,522,486
Caterpillar, Inc.	92,403	21,844,993
Copart, Inc.*	73,874	4,917,053
CSX Corp.	371,756	12,152,704
Cummins, Inc.	24,595	6,177,280
Deere & Co.	50,263	22,165,983
Delta Air Lines, Inc.*	27,535	973,913
Dover Corp.	24,892	3,533,419
Eaton Corp. PLC	68,871	11,256,965
Expeditors International of Washington, Inc.	29,168	3,385,238
Fastenal Co.	99,188	5,109,174
Fortive Corp.	58,428	3,946,811
Fortune Brands Home & Security, Inc.	22,753	1,486,681
Generac Holdings, Inc.*	11,102	1,171,483
IDEX Corp.	12,927	3,070,033
Illinois Tool Works, Inc.	54,008	12,285,200
Ingersoll Rand, Inc.	69,940	3,774,662
JB Hunt Transport Services, Inc.	14,439	2,655,188
Johnson Controls International PLC	121,631	8,081,164
Knight-Swift Transportation Holdings, Inc.	26,958	1,494,282
Lennox International, Inc.	5,475	1,425,854
Masco Corp.	40,484	2,055,777
Norfolk Southern Corp.	41,395	10,617,817
Old Dominion Freight Line, Inc.	16,762	5,072,349
Otis Worldwide Corp.	73,030	5,702,913

Owens Corning	16,915	1,502,729
Pentair PLC	28,552	1,306,825
Plug Power, Inc.*(a)	89,226	1,424,047
Quanta Services, Inc.	24,769	3,712,378
Republic Services, Inc.	38,107	5,307,924
Robert Half International, Inc.	18,980	1,495,244
Rockwell Automation, Inc.	20,034	5,293,383
Rollins, Inc.	38,125	1,541,775
Snap-on, Inc.	9,506	2,287,144
Trane Technologies PLC	40,453	7,217,624
Union Pacific Corp.	108,393	23,567,890
United Parcel Service, Inc., Class B	126,949	24,086,034
United Rentals, Inc.*	12,288	4,338,033
W.W. Grainger, Inc.	7,961	4,800,961
Xylem, Inc.	31,633	3,553,968

(Cost $219,443,207)		270,740,559

Information Technology - 27.5%
Accenture PLC, Class A	109,910	33,075,216
Adobe, Inc.*	81,372	28,067,644
ANSYS, Inc.*	15,032	3,822,638
Applied Materials, Inc.	149,532	16,388,707
Autodesk, Inc.*	37,989	7,671,879
Automatic Data Processing, Inc.	72,410	19,126,377
Cadence Design Systems, Inc.*	48,179	8,288,715
Cisco Systems, Inc.	719,579	35,777,468
Cognex Corp.	29,549	1,470,949
Gen Digital, Inc.	100,137	2,299,146
Hewlett Packard Enterprise Co.	225,437	3,782,833
HP, Inc.	183,484	5,511,859
HubSpot, Inc.*	7,812	2,367,270
Intel Corp.	713,826	21,464,748
International Business Machines Corp.	156,937	23,367,919
Intuit, Inc.	46,436	18,926,849
Keysight Technologies, Inc.*	31,718	5,737,469
Lam Research Corp.	24,005	11,339,482
Mastercard, Inc., Class A	149,917	53,430,419
Microsoft Corp.	1,230,894	314,050,295
Motorola Solutions, Inc.	28,874	7,859,503
NVIDIA Corp.	432,827	73,247,313
NXP Semiconductors NV	45,125	7,934,780
Roper Technologies, Inc.	18,204	7,989,554
Salesforce, Inc.*	173,818	27,854,334
ServiceNow, Inc.*	35,070	14,599,641
Splunk, Inc.*	27,276	2,118,800
Texas Instruments, Inc.	159,202	28,729,593
Trimble, Inc.*	43,474	2,597,572
Visa, Inc., Class A	284,632	61,765,144
VMware, Inc., Class A*	36,154	4,392,349
Western Union Co.	63,545	931,570
Zebra Technologies Corp., Class A*	9,090	2,456,845

(Cost $738,711,947)		858,444,880

Materials - 3.0%
Amcor PLC	261,732	3,232,390
Ball Corp.	55,400	3,106,832
Celanese Corp.	18,559	1,991,381
Ecolab, Inc.	43,618	6,535,285
International Flavors & Fragrances, Inc.	43,755	4,630,154
International Paper Co.	61,964	2,300,104
Linde PLC	86,621	29,146,234
Martin Marietta Materials, Inc.	10,671	3,910,708
Mosaic Co.	63,485	3,256,781
Newmont Corp.	137,571	6,530,495
Nucor Corp.	46,397	6,957,230
PPG Industries, Inc.	40,432	5,467,215
Sherwin-Williams Co.	42,596	10,614,071
Steel Dynamics, Inc.	33,128	3,442,993
Westrock Co.	45,166	1,712,695

(Cost $84,107,693)		92,834,568

Real Estate - 2.7%
American Tower Corp. REIT	80,939	17,907,754
Boston Properties, Inc. REIT	25,071	1,807,118
CBRE Group, Inc., Class A*	57,339	4,564,184
Crown Castle, Inc. REIT	74,590	10,549,264
Equinix, Inc. REIT	15,600	10,774,140
Healthpeak Properties, Inc. REIT	93,577	2,457,332
Prologis, Inc. REIT	159,636	18,803,524
SBA Communications Corp. REIT	18,669	5,587,632
Ventas, Inc. REIT	68,641	3,193,866
Welltower, Inc. REIT	80,409	5,711,451
Weyerhaeuser Co. REIT	128,909	4,216,613

(Cost $88,730,858)		85,572,878

Utilities - 1.1%
American Water Works Co., Inc.	31,204	4,735,519
Atmos Energy Corp.	23,578	2,834,076
Consolidated Edison, Inc.	61,154	5,995,538
Edison International	65,849	4,389,494
Essential Utilities, Inc.	40,136	1,936,161
Eversource Energy	59,259	4,910,201
Sempra Energy	54,593	9,072,811
UGI Corp.	35,179	1,359,668

(Cost $31,292,027)		35,233,468

TOTAL COMMON STOCKS (Cost $2,669,289,482)		3,107,475,801

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
(Cost $864,385)	864,385	864,385

CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
(Cost $11,136,169)	11,136,169	11,136,169

TOTAL INVESTMENTS - 99.8% (Cost $2,681,290,036)		$3,119,476,355
Other assets and liabilities, net - 0.2%		6,157,288

NET ASSETS - 100.0%		$3,125,633,643

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
804,200	60,185	(d)	—	—	—	5,556	—	864,385	864,385
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
8,312,422	18,143,670		(15,319,923)	—	—	57,844	—	11,136,169	11,136,169

9,116,622	18,203,855		(15,319,923)	—	—	63,400	—	12,000,554	12,000,554

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $15,642,920, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $14,756,816.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

REIT:	Real Estate Investment Trust

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
E-Mini S&P 500 ESG Futures	USD	60	$9,977,815	$10,711,200	12/16/2022	$733,385
S&P 500 E-Mini Futures	USD	18	3,591,397	3,673,125	12/16/2022	81,728
S&P 500 E-Mini Futures	USD	6	1,234,700	1,234,575	3/17/2023	(125)
MSCI USA ESG Leaders GTR Index Futures	USD	40	1,794,050	1,772,400	12/16/2022	(21,650)

Total net unrealized appreciation						$793,338

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2022.

Currency Abbreviations

USD    U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,107,475,801	$—	$—	$3,107,475,801
Short-Term Investments(a)	12,000,554	—	—	12,000,554
Derivatives(b)
Futures Contracts	815,113	—	—	815,113

TOTAL	$3,120,291,468	$—	$—	$3,120,291,468

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Futures Contracts	$(21,775)	$—	$—	$(21,775)

TOTAL	$(21,775)	$—	$—	$(21,775)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

USSG-PH1

R-089711-1 (5/24) DBX005195 (5/24)